OTHER LONG-TERM LIABILITIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Other Long Term Liabilities [Line Items]
Royalties payable, as a percentage of sales	3.00%
Top of range [member]
Other Long Term Liabilities [Line Items]
Royalties payable, as a percentage of sales	4.00%